Mar. 29, 2016
UBS RMA New York Municipal Money Fund
UBS RMA New York Municipal Money Fund

Money Market Funds	Prospectus and SAI Supplement

UBS RMA

New York Municipal Money Fund

Supplement to the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated August 28, 2015, as supplemented

March 29, 2016

III. All Funds

The Prospectus is hereby supplemented as shown below.

Effective April 14, 2016, each section captioned “Fund summary” and sub-captioned “Principal Risks” of the Prospectus is revised by replacing all of the first paragraph of that section, except for the last sentence, with the following:

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.